Details of Retained Earnings (Detail)	Dec. 31, 2010 USD ($)	Dec. 31, 2010 KRW	Dec. 31, 2009 KRW
Stockholders Equity Note [Line Items]
Appropriated retained earnings for legal reserves under Korean GAAP		1,152,507,000,000	1,021,878,000,000
Unappropriated retained earnings under US GAAP		9,879,754,000,000	7,600,037,000,000
Retained earnings (Note 22)	$ 9,757,882,000	11,032,261,000,000	8,621,915,000,000